Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,134	$ 591
Deferred tax liabilities	(172)	(114)
Net deferred tax assets	$ 962	$ 477